Acquisition (Tables)	12 Months Ended
Dec. 31, 2011
Acquisition
Schedule of fair values of the assets and liabilities acquired

Cash	$8
Unbilled revenue	45
Deposits	3
Developed technology	1,292
Goodwill	1,348

Total assets acquired	2,696

Accounts payable	66
Deferred tax liability	487

Total liabilities assumed	553

Net assets acquired	$2,143